INVESCO SECTOR FUNDS, INC.

        INVESTOR CLASS, CLASS A, CLASS B, CLASS C, AND CLASS K SHARES OF

                               INVESCO ENERGY FUND
                         INVESCO FINANCIAL SERVICES FUND
                          INVESCO HEALTH SCIENCES FUND
                              INVESCO LEISURE FUND
                             INVESCO TECHNOLOGY FUND
                         INVESCO TELECOMMUNICATIONS FUND

             INVESTOR CLASS, CLASS A, CLASS B, AND CLASS C SHARES OF

                       INVESCO GOLD & PRECIOUS METALS FUND
                      INVESCO REAL ESTATE OPPORTUNITY FUND
                             INVESCO UTILITIES FUND


                         Supplement dated June 12, 2003
       to Prospectus dated July 31, 2002, As Supplemented August 1, 2002

Effective July 1, 2003, A I M Distributors, Inc. (the "distributor") will be the Funds' distributor and will be responsible for the sale of the Funds' shares. All references in this Prospectus shall refer to A I M Distributors, Inc. after that date. The distributor's address is: A I M Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046.

INVESCO and the distributor are subsidiaries of AMVESCAP PLC.

                      INVESCO REAL ESTATE OPPORTUNITY FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Real Estate Opportunity Fund ("Selling Fund"), a series of Seller, would transfer all of its assets and liabilities to AIM Real Estate Fund ("Buying Fund"), a series of AIM Advisor Funds (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to Selling Fund and A I M Advisors, Inc. ("AIM") serves as the investment advisor to Buying Fund. Both investment advisors are wholly owned subsidiaries of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of the various funds within The AIM Family of Funds(R) and the

INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds both within The AIM Family of Funds(R) and the INVESCO Family of Funds will allow AIM and INVESCO to concentrate on managing their core products.

In AMVESCAP's view, AIM has best developed the expertise and resources for managing funds with an investment objective and strategies similar to those of Selling Fund and should therefore manage the combined fund. AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are similar. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is high total return.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

                         INVESCO TELECOMMUNICATIONS FUND

The Board of Directors of INVESCO Sector Funds, Inc. ("Seller") unanimously approved, on June 9, 2003, an Agreement and Plan of Reorganization (the "Plan") pursuant to which INVESCO Telecommunications Fund ("Selling Fund"), would transfer all of its assets and liabilities to INVESCO Technology Fund ("Buying Fund"), both of which are series of Seller (the "Reorganization"). As a result of the Reorganization, shareholders of Selling Fund would receive shares of Buying Fund in exchange for their shares of Selling Fund, and Selling Fund would cease operations.

INVESCO Funds Group, Inc. ("INVESCO") serves as the investment advisor to both Selling Fund and Buying Fund. The investment advisor is a wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"), an independent global investment management company. The Reorganization is part of an integration initiative announced on March 27, 2003, by AMVESCAP, with respect to its North American mutual fund operations.

One component of AMVESCAP's integration initiative is the rationalization and streamlining of various funds within the INVESCO Family of Funds. In that regard, AMVESCAP has undertaken an extensive review of these funds and concluded that it would be appropriate to reduce the number of smaller and less efficient funds that compete in the same space for shareholder assets and to consolidate certain funds having similar investment objectives and strategies. Reducing the number of funds within the INVESCO Family of Funds will allow INVESCO to concentrate on managing its core products.

AMVESCAP's belief is that the Reorganization will allow Buying Fund the best available opportunities for investment management, growth prospects and potential economies of scale.

The Board of Directors of Seller, including the independent directors, has determined that the Reorganization is advisable and in the best interests of Selling Fund and that the interests of the shareholders of Selling Fund will not be diluted as a result of the Reorganization.

The investment objectives of Selling Fund and Buying Fund are the same. Selling Fund's investment objective is capital growth and income. Buying Fund's investment objective is capital growth.

The Plan requires approval of Selling Fund shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or around October 28, 2003. If the Plan is approved by shareholders of Selling Fund and certain conditions required by the Plan are satisfied, the transaction is expected to become effective shortly thereafter.

It is anticipated that Selling Fund will be closed to new investors during the fourth quarter of 2003.

Effective August 18, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT


                                              Investor Class    Class A          Class B       Class C    Class K

Maximum Front-End Sales Charge
  on purchases as a percentage of
  offering price                               None              5.50%            None          None       None
Maximum Contingent Deferred Sales
  Charge (CDSC) as a percentage of
  the lower of the total original cost or
  current market value of the shares           None              None(1)          5.00%(2)      1.00%(2)   None(1)

Maximum Sales Charge on reinvested
  dividends/distributions                      None              None             None          None       None

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

Effective July 1, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to (i) delete the eleventh paragraph in its entirety and
(ii) substitute the following in its place:

     UTILITIES FUND                           Investor
                                              Class    Class A   Class B   Class C

     Management Fees                          0.75%    0.75%     0.75%     0.75%
     Distribution and Service (12b-1)Fees(3)  0.25%    0.25%(11) 1.00%     1.00%
     Other Expenses(4)                        0.57%(8) 0.57%(5)  0.57%(5)  0.70%(9)
                                              -----    -----     -----     -----
     Total Annual Fund Operating Expenses     1.57%(8) 1.57%(5)  2.32%(5)  2.45%(9)
                                              =====    =====     =====     ====-
     Fee Waivers/Reimbursements(6)            0.00%    0.00%     0.00%     0.00%
     Net Expenses(6)                          1.57%(8) 1.57%(5)  2.32%(5)  2.45%(9)
                                              =====    =====     =====     =====

(3) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.
(4) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were, with the exception of Class A and B, which had not commenced operations as of March 31, 2002, lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.
(5) Based on estimated expenses for the current fiscal year.
(6) To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through March 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares. INVESCO is entitled to reimbursement by a Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed the current expense limitations and the reimbursement is made within three years after the year in which INVESCO incurred the expense.
(8) Certain expenses of Real Estate Opportunity Fund - Investor Class and Utilities Fund - Investor Class were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real Estate Opportunity Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.61% and 1.61%, respectively, of the Fund's average net assets attributable to Investor Class shares; and Utilities Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 1.30%, respectively, of the Fund's average net assets attributable to Investor Class shares.
(9) Certain expenses of Real Estate Opportunity Fund - Class C and Utilities Fund - Class C were absorbed voluntarily by INVESCO pursuant to commitments between the Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, Real Estate Opportunity Fund's Class C shares' Other Expenses and Total Annual Operating Expenses were 0.62% and 2.37%, respectively, of the Fund's average net assets attributable to Class C shares and Utilities Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were 0.30% and 2.04% respectively, of the Fund's average net assets attributable to Class C shares.

Effective July 1, 2003, the section of the Prospectus entitled "Fees And Expenses" is amended to add the following footnote after footnote 10 in the footnote table in this section:

(11)Effective July 1, 2003 the 12b-1 fee was changed from 0.35% to 0.25%.

Effective July 1, 2003, the section of the Prospectus entitled "Fees And Expenses - Expense Example" is amended to (i) delete the eleventh paragraph in its entirety and (ii) substitute the following in its place:

     UTILITIES FUND               1 YEAR     3 YEARS     5 YEARS     10 YEARS

     Investor Class                $160       $496        $855        $1,867
     Class A(1)                    $701       $1,018      $1,358      $2,315
     Class B - With Redemption(1)  $735       $1,024      $1,440      $2,468(2)
     Class B - Without Redemption  $235       $724        $1,240      $2,468(2)
     Class C - With Redemption(1)  $348       $764        $1,306      $2,786
     Class C - Without Redemption  $248       $764        $1,306      $2,786


     (1) Based on initial sales charge for Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."
     (2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."
     (3) Class expenses remain the same for each period (except that the example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first two years of the three-, five-, and ten-year periods).

Effective July 1, 2003, the section of the Prospectus entitled "Portfolio Managers" is amended to (i) delete the first paragraph and (ii) substitute the following in its place:

      The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

      FUND                          PORTFOLIO MANAGER

      Energy                        John S. Segner
      Financial Services            Joseph W. Skornicka
      Gold & Precious Metals        John S. Segner
      Health Sciences               Thomas R. Wald
      Leisure                       Mark Greenberg
      Real Estate Opportunity       Joe V. Rodriguez, Jr.
                                    Mark Blackburn
                                    James W. Trowbridge
      Technology                    William R. Keithler
      Telecommunications            William R. Keithler
      Utilities                     Jeffrey G. Morris

In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to delete paragraph three in its entirety.

In addition, the section of the Prospectus entitled "Portfolio Managers" is amended to add the following paragraphs after the ninth paragraph:

Effective July 1, 2003, the below referenced portfolio managers are dual employees of INVESCO Funds Group, Inc. (the "advisor") and INVESCO Institutional (N.A.) Inc. (the "subadvisor").

                          REAL ESTATE OPPORTUNITY FUND

   o JOE V. RODRIGUEZ, JR., (lead manager), Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity Fund since July 1, 2003. He has been responsible for AIM Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1990.

   o MARK BLACKBURN, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity fund since July 1, 2003. He has been responsible for AIM Real Estate Fund since 2000 and has been associated with the subadvisor and/or its affiliates since 1998. From 1995 to 1997, he was Senior Analyst and Associate Director of Research for Southwest Securities.

   o JAMES W. TROWBRIDGE, Portfolio Manager, has been responsible for INVESCO Real Estate Opportunity fund since July 1, 2003. He has been responsible for AIM Real Estate Fund since 1995 and has been associated with the subadvisor and/or its affiliates since 1989.

They are assisted by the Real Estate Team. More information on the management team may be found on the advisor's website (HTTP://WWW.INVESCOFUNDS.COM).

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

Effective July 1, 2003, the section of the Prospectus entitled "How To Buy Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

In addition, you should also consider the factors below:


                        Investor
                        Class       Class A           Class B           Class C           Class K

Initial Sales Charge    None        5.50%             None              None              None

CDSC(1)                 None        1% on certain     1%-5% for         1% for shares     0.70% on certain
                                    purchases held    shares held       held less than    purchases
                                    less than 18      less than         13 months         held less than
                                    months            6 years                             12 months

12b-1 Fee               0.25%       0.35%             1.00%             1.00%             0.45%

12b-1 Fee
(Utilities Fund Only)   0.25%       0.25%             1.00%             1.00%             None

Conversion              No          No                Yes(2)            No                No

Purchase Order
Maximum                 None        None              $250,000          $1,000,000        None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales
Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.


Effective August 18, 2003, the section of the Prospectus entitled "How To Buy
Shares - Choosing A Share Class" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

                                       7


In addition, you should also consider the factors below:

                         Investor
                         Class       Class A           Class B           Class C           Class K

Initial Sales Charge     None        5.50%             None              None              None

CDSC(1)                  None        1% on certain     1%-5% for         1% for shares     0.70% on certain
                                     purchases held    shares held       held less than    purchases
                                     less than 18      less than         12 months         held less than
                                     months            6 years                             12 months

12b-1 Fee                0.25%       0.35%             1.00%             1.00%             0.45%

12b-1 Fee
(Utilities Fund Only)    0.25%       0.25%             1.00%             1.00%             None

Conversion               No          No                Yes(2)            No                No

Purchase Order
Maximum                  None        None              $250,000          $1,000,000        None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Funds' Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

Effective August 18, 2003, the section of the Prospectus entitled "How To Buy Shares - Sales Charges (Class A, B, C And K Only)" is amended to (i) delete the third, fourth, seventh, eighth, and tenth paragraphs in their entirety and (ii) substitute the following, respectively, in their place:

      CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than eighteen months, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

      CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to CDSC in the following percentages. If your holding period is less than six years for Class B shares and twelve months for Class C shares, the CDSC may be assessed on the amount of the lower of the total original cost or current market value of the shares.

     Year Since
     Purchase Made                  Class B           Class C

     First                          5%                1%
     Second                         4%                None
     Third                          3%                None
     Fourth                         3%                None
     Fifth                          2%                None
     Sixth                          1%                None
     Seventh and following          None(1)           None

     (1) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

           RIGHTS OF ACCUMULATION. You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C, or K) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

           LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of a Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

      You will not pay a CDSC:
            o    if you purchase less than $1,000,000 of Class A shares;
            o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
            o    if you redeem Class B shares you held for more than six years;
            o if you redeem Class C shares you held for more than twelve months;
            o if you participate in the periodic withdrawal program and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;

            o if you redeem shares acquired through reinvestment of dividends and distributions;
            o if you are a participant in a qualified retirement plan and redeem Class C shares or Class K shares in order to fund a distribution;
            o if you are a qualified plan investing in Class A shares or Class K shares and elect to forego any dealer concession;
            o    on increases in the net asset value of your shares;
            o    to pay account fees;
            o for IRA distributions due to death or disability or periodic distribution based on life expectancy;
            o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or |X| for redemptions following the death of a shareholder or beneficial owner.

Effective August 18, 2003, the section of the Prospectus entitled "How To Sell Shares" is amended to (i) delete the second paragraph in its entirety and (ii) substitute the following in its place:

      Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption depending how long you have held your shares. If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the lower of the total original cost or current market value of the shares may be assessed. With respect to redemption of Class C shares held twelve months or less, a CDSC of 1% of the lower of the total original cost or current market value of the shares may be assessed. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, or C shares acquired through reinvestment of dividends or other distributions, or Class A, B, or C shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

The back cover page of the Prospectus is amended to (i) delete the first sentence of the last paragraph and (ii) substitute the following in its place:

Effective July 1, 2003, to obtain a free copy of the current Prospectus, SAI, annual report, and semiannual report, write to A I M Fund Services, Inc., P. O. Box 4739, Houston Texas 77210-4739; or call 1-800-347-4246.


                                       11